Post-Employment and Other Non-current Employee Benefits - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post employment least invest percentage	30.00%
Employee profit sharing	$ 1,059	$ 1,069
Actuarial Assumption of Discount Rates
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Percentage of significant actuarial assumptions	1.00%
Bottom of Range
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	20 years 1 month 6 days	16 years 9 months 18 days
Top of Range
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	19 years 6 months	16 years 9 months 18 days